MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS	9 Months Ended
Dec. 31, 2017
MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS
MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS

(14)    MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS

December 31, 2017
RMB

Balance at the beginning of the period	—
Capital contribution	34,000,000
Comprehensive loss	(1,444,363)
Accretion of redeemable non-controlling interests	3,748,639

Balance at the end of the period	36,304,276

In February 2017, two third-party investors (“the investors”) acquired 20% of the equity interest of Muhua Shangce at a consideration of RMB 34,000,000. The investors have the right to ask Muhua Shangce to purchase back part or all of the equity interest if Muhua Shangce does not achieve a qualified IPO, as defined by the investment agreement, within 6 years at the redemption price of RMB 34,000,000 plus 8% of interest for the period from February 2017 to the date of redemption. The redeemable non-controlling interest was recorded outside of permanent equity on the consolidated balance sheet and initially recorded at the carrying value of RMB 34,000,000. The amount presented in redeemable non-controlling interest should be the greater of the non-controlling interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interest or the amount of redemption value.